Accounts Payable and Accrued Liabilities - Summary of Aging Analysis of Accounts Payables and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	¥ 125,260	$ 19,252	¥ 143,224
Less than six months [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	104,691		120,191
Six months to one year [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	9,009		11,689
More than one year [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	¥ 11,560		¥ 11,344